GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
GOODWILL.
Summary of changes in goodwill

		Accumulated	Goodwill after
	Goodwill	impairment losses	Impairment losses
Balance as of January 1, 2020	17,445,205	(7,975,894)	9,469,311
(+/-) Foreign exchange effect	4,976,383	(2,342,175)	2,634,208
Balance as of December 31, 2020	22,421,588	(10,318,069)	12,103,519
(+/-) Foreign exchange effect	1,469,190	(595,284)	873,906
Results in operations with subsidiary and joint ventures (note 3.4)	(549,898)	—	(549,898)
Balance as of December 31, 2021	23,340,880	(10,913,353)	12,427,527
(+/-) Foreign exchange effect	(1,595,333)	802,270	(793,063)
Balance as of December 31, 2022	21,195,649	(10,111,083)	11,634,464

Schedule of goodwill by segment

	2022	2021	2020
Brazil	373,135	373,135	373,135
Special Steel	3,844,314	4,111,619	3,828,841
North America	7,417,015	7,942,773	7,901,543
	11,634,464	12,427,527	12,103,519